CONSTRUCTION IN PROGRESS	12 Months Ended
Apr. 30, 2012
CONSTRUCTION IN PROGRESS

NOTE 8. CONSTRUCTION IN PROGRESS

Construction in progress includes mine development, ventilation and electrical system improvements for the PingYi mine, the two coal mines, and DaPing mine, building of staff quarters, and beginning construction of a sewage treatment system and road expansion for the washing facilities. Construction in progress was $31,259,260, and $44,943,609 as of April 30, 2012 and 2011,respectively. On April 30, 2012, the Company entered into an Equity Sale and Purchase Agreement to dispose of the Ping Yi mine; the construction inprogress balance in the consolidated balance sheet as of April 30, 2012 has excluded the construction in process balance of PingYi mine upon the disposal; the construction in process of PingYi mine was $23,157,475 and 22,008,825 as of April 30, 2012 and, 2011, respectively.

Capitalized Interest

The Company capitalizes interest on construction in progress related to specific mining projects. The methodology for capitalizing interest on general funds begins with a determination of the borrowings applicable to the qualifying assets. The basis of this approach is the assumption that the portion of the interest costs that are capitalized on expenditures during an asset’s acquisition period could have been avoided if the expenditures had not been made. This methodology takes the view that if funds are not required for construction then they would have been used to pay off debt. The primary debt instrument included in the rate calculation of capitalized interest incurred for the year-ended April 30, 2012 was the Company’s bank loans (as defined under Note 16, “Bank Loans”). The interest to be capitalized for any period is derived by multiplying the average rate of interest times the average qualifying assets during the period, not to exceed the total interest on the qualifying debt instruments. To qualify for interest capitalization, the Company must continue to make progress on the development of the assets. Capitalized interest costs were  $262,183, $320,788 and $172,766 for 2012, 2011 and 2010, respectively.